ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting

The accompanying condensed consolidated interim financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include all of the information and disclosures required under U.S. GAAP for complete financial statements. Therefore, these condensed consolidated interim financial statements should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2015, which are included in our Annual Report on Form 20-F.

In May 2016, we acquired (the “Tundra Acquisition”) from Golar 100% of the interests in the company (“Tundra Corp”) that is the disponent owner and operator of the Golar Tundra, an FSRU, for a purchase price of approximately $330.0 million, less net lease obligations and working capital adjustments. Pursuant to an agreement entered into between us and Golar in connection with the Tundra Acquisition (as amended, the “Tundra Letter Agreement”), we have the right to require Golar to repurchase the shares of Tundra Corp under certain circumstances, and consequently Golar continues to consolidate the Tundra Corp and the results of operations of Tundra Corp are not reflected in our financial statements (see note 8).

Adoption of new accounting standards, Accounting pronouncements to be adopted
Adoption of new accounting standards

We historically presented deferred debt issuance costs, or fees related to directly issuing debt, as long-term assets on the consolidated balance sheets. During the first quarter of 2016, we adopted guidance codified in ASU 2015-03 “Interest — Imputation of Interest (Subtopic 835-30), Simplifying the Presentation of Debt Issuance Costs”. The guidance simplifies the presentation of debt issuance costs by requiring debt issuance costs to be presented as a deduction from the corresponding liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs is not affected. We adopted the requirements of ASU 2015-03 effective beginning the first quarter ended March 31, 2016 and applied this guidance retrospectively to all prior periods presented in our financial statements.

The reclassification does not impact net income as previously reported or any prior amounts reported on the Statements of Operations or the Consolidated Statements of Cash Flows. The effect of the retrospective application of this change in accounting principle on our Consolidated Balance Sheets as of December 31, 2015 resulted in a reduction of “Long-term assets” and “Total assets” in the amount of $13.7 million, with a corresponding decrease of $13.7 million in “Long-term debt” and “Total liabilities”.

Accounting pronouncements to be adopted

In June 2016, the FASB issued a new accounting standard, ASC 326 Financial Instruments—Credit Losses. The standard significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The standard will replace the current incurred loss approach with an expected loss model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do currently under the other-than-temporary impairment model. It also simplifies the accounting model for purchased credit-impaired debt securities and loans. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. The standard is effective for annual periods beginning after December 15, 2019, and interim periods therein. Early adoption is permitted for annual periods beginning after December 15, 2018. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

Any other accounting pronouncements yet to be adopted by us are consistent with those disclosed in our audited consolidated financial statements for the year ended December 31, 2015.